Roundhill Acquirers Deep Value ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.8%
	Communication Services - 0.9%
24,045	Gray Television, Inc.	$495,808

	Consumer Discretionary - 23.9%
60,557	American Axle & Manufacturing Holdings, Inc. (a)	536,535
19,670	American Public Education, Inc. (a)	371,566
4,332	America’s Car-Mart, Inc. (a)	425,142
20,945	Big 5 Sporting Goods Corporation	497,025
3,315	Biglari Holdings, Inc. - Class B (a)	470,299
2,056	Cavco Industries, Inc. (a)	611,639
7,463	Citi Trends, Inc. (a)	632,862
22,388	Conn’s, Inc. (a)	489,849
27,566	Escalade, Inc.	468,898
22,650	Green Brick Partners, Inc. (a)	565,117
19,894	Hooker Furnishings Corporation	472,284
4,791	Johnson Outdoors, Inc. - Class A	498,456
24,256	Lakeland Industries, Inc. (a)	464,260
15,717	La-Z-Boy, Inc.	524,791
82,137	Lincoln Educational Services Corporation (a)	579,066
26,873	Lumber Liquidators Holdings, Inc. (a)	412,232
8,357	M/I Homes, Inc. (a)	467,073
7,624	Malibu Boats, Inc. - Class A (a)	529,639
15,802	Movado Group, Inc.	709,036
49,313	Perdoceo Education Corporation (a)	485,733
8,442	Rent-A-Center, Inc.	372,883
12,346	Standard Motor Products, Inc.	617,794
7,043	Sturm Ruger & Company, Inc.	504,913
22,998	Tri Pointe Homes, Inc. (a)	574,260
12,225	Zumiez, Inc. (a)	559,416
		12,840,768
	Consumer Staples - 4.7%
51,245	Adecoagro SA (a)	400,223
6,341	PriceSmart, Inc.	454,777
10,969	Seneca Foods Corporation - Class A (a)	468,486
25,325	SpartanNash Company	606,027
5,884	USANA Health Sciences, Inc. (a)	586,753
		2,516,266
	Energy - 1.9%
90,209	DHT Holdings, Inc.	500,660
10,848	Renewable Energy Group, Inc. (a)	518,317
		1,018,977
	Financials - 27.7% (b)
11,560	1st Source Corporation	534,650
2,763	American National Group, Inc.	522,898
28,939	Arbor Realty Trust, Inc.	507,879
21,531	Central Pacific Financial Corporation	576,385
21,901	CNB Financial Corporation	577,091
13,334	Community Trust Bancorp, Inc.	560,028
2,911	Diamond Hill Investment Group, Inc.	559,174
16,786	Dime Community Bancshares, Inc.	575,760
15,091	Donnelley Financial Solutions, Inc. (a)	705,052
29,898	Dynex Capital, Inc.	499,895
9,675	Eagle Bancorp, Inc.	545,186
13,269	Employers Holdings, Inc.	512,316
17,688	Financial Institutions, Inc.	544,790
42,992	First BanCorp	571,364
22,788	First Busey Corporation	585,652
17,851	First Community Bankshares, Inc.	583,728
10,381	Flagstar Bancorp, Inc.	483,132
37,641	Greenhill & Company, Inc.	642,155
38,387	Hope Bancorp, Inc.	550,853
13,054	International Bancshares Corporation	548,399
10,066	Meta Financial Group, Inc.	601,645
11,848	Oppenheimer Holdings, Inc. - Class A	581,026
6,798	PJT Partners, Inc. - Class A	517,192
6,500	Safety Insurance Group, Inc.	502,255
18,462	Sculptor Capital Management, Inc.	334,531
8,655	Stewart Information Services Corporation	616,409
12,903	TriCo Bancshares	543,990
		14,883,435
	Health Care - 1.0%
9,891	Prestige Consumer Healthcare, Inc. (a)	553,402

	Industrials - 23.5%
7,083	ArcBest Corporation	730,116
5,989	Atkore, Inc. (a)	637,828
7,089	Barrett Business Services, Inc.	500,412
10,456	BlueLinx Holdings, Inc. (a)	737,566
9,660	Boise Cascade Company	626,258
5,655	CRA International, Inc.	520,656
6,185	Encore Wire Corporation	868,745
29,035	Ennis, Inc.	552,246
14,276	Global Industrial Company	571,897
49,925	GrafTech International, Ltd.	581,626
12,337	Heidrick & Struggles International, Inc.	532,588
11,845	IES Holdings, Inc. (a)	568,441
15,126	Insteel Industries, Inc.	637,712
8,579	Kforce, Inc.	657,409
15,398	Miller Industries, Inc.	503,669
12,626	MillerKnoll, Inc.	479,030
12,611	Mueller Industries, Inc.	697,767
23,515	Quanex Building Products Corporation	502,516
35,617	Resources Connection, Inc.	611,900
26,763	Universal Logistics Holdings, Inc.	497,524
35,568	USA Truck, Inc. (a)	614,615
		12,630,521
	Information Technology - 4.9%
16,178	AudioCodes, Ltd.	560,729
16,299	CTS Corporation	567,857
25,010	Hollysys Automation Technologies Ltd. (a)	386,655
12,142	Methode Electronics, Inc.	539,955
11,352	Progress Software Corporation	550,004
		2,605,200
	Materials - 7.2%
15,600	Clearwater Paper Corporation (a)	627,900
15,434	Hawkins, Inc.	512,100
224,554	IAMGOLD Corporation (a)	693,872
17,736	Koppers Holdings, Inc. (a)	535,627
7,496	Minerals Technologies, Inc.	492,262
50,357	Resolute Forest Products, Inc.	569,538
41,295	Tredegar Corporation	454,245
		3,885,544
	Real Estate - 2.1%
31,236	City Office REIT, Inc.	521,017
74,638	GEO Group, Inc.	626,959
		1,147,976
	TOTAL COMMON STOCKS (Cost $49,130,756)	52,577,897

	CLOSED-END FUNDS - 1.9%
	Financials - 1.9%
27,919	Goldman Sachs BDC, Inc.	525,715
31,181	Hercules Capital, Inc.	512,615
	TOTAL CLOSED-END FUNDS (Cost $1,055,518)	1,038,330

	SHORT-TERM INVESTMENTS - 0.1%
55,389	First American Treasury Obligations Fund, Class X - 0.01% (c)	55,389
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,389)	55,389
	TOTAL INVESTMENTS - 99.8% (Cost $50,241,663)	53,671,616
	Other Assets in Excess of Liabilities - 0.2%	117,398
	NET ASSETS - 100.0%	$53,789,014

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of November 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$52,577,897	$-	$-	$52,577,897
Closed-End Funds	1,038,330	-	-	1,038,330
Short-Term Investments	55,389	-	-	55,389
Total Investments in Securities	$53,671,616	$-	$-	$53,671,616
^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.